Fees Summary	Sep. 17, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,016,000
Previously Paid Amount	0.00
Total Fee Amount	149.96
Total Offset Amount	0.00
Net Fee	149.96
Narrative - Max Aggregate Offering Price	$ 1,016,000
Final Prospectus	true